Reconciliation of Beginning and Ending Amounts of Valuation Allowance on Deferred Tax Assets (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Valuation Allowance [Abstract]
Balance at beginning of year	$ 13,607	$ 13,046	$ 12,732
Subsequent reversal and utilization of valuation allowance	(94)	(81)	(87)
Changes to valuation allowance	1,158	575	1,585
Expirations	(1,731)	(221)	(1,720)
Exchange differences	(1,060)	288	536
Balance at end of year	$ 11,880	$ 13,607	$ 13,046